Subsequent Events - Additional Information (Detail) - Natuzzi Spa Development Contract [Member] - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Percentage of public support to extent		71.20%
Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Quantified eligible expenses	€ 31,316
Contribution amounts	8,766
Subsidized loan	€ 13,572
Percentage of subsidized loan equal to total support of eligible investments	71.30%